Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 40% - Class C
Expense Example, No Redemption:
1 Year	$ 156
3 Years	483
5 Years	834
10 Years	1,621
Fidelity Advisor Asset Manager 40% - Class M
Expense Example, No Redemption:
1 Year	451
3 Years	666
5 Years	899
10 Years	1,565
Fidelity Advisor Asset Manager 40% - Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor Asset Manager 40% - Class A
Expense Example, No Redemption:
1 Year	650
3 Years	810
5 Years	983
10 Years	1,486
Fidelity Advisor Asset Manager 40% - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604